Income Taxes (Details of Current and Deferred Income Tax Expense (Benefit)) (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Current:
Domestic	¥ 300,905	¥ 243,648	¥ 102,357
Foreign	112,603	102,316	60,609
Total	413,508	345,964	162,966
Deferred:
Domestic	240,293	(5,523)	122,804
Foreign	12,219	(2,524)	10,250
Total	252,512	(8,047)	133,054
Income tax expense (benefit)	666,020	337,917	296,020
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	578,161	96,422	336,531
Derivatives qualifying for cash flow hedges	591	(235)	2,217
Defined benefit plans	5,965	69,515	43,213
Foreign currency translation adjustments	95,335	51,414	18,537
Total	680,052	217,116	400,498
Total, Income tax expense (benefit)	¥ 1,346,072	¥ 555,033	¥ 696,518